Capital stock (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Capital Stock [Abstract]
Schedule of shares issued and outstanding
Shares issued and outstanding are as follows:

	Number of common shares	Amount
Balance, December 31, 2020 (1)	10,251,313	$80,917

Balance, December 31, 2021	10,251,313	$80,917

Balance, December 31, 2022	10,251,313	$80,917

(1)
During the year ended December 31, 2020, the Company repurchased and cancelled 552,700 for a total value of $4,447 under a normal course issuer bid. The Company did not repurchase and cancel any shares during 2022 or 2021.

Schedule of changes in stock options
Changes in the number of options outstanding during the year ended December 31, 2022 is as follows:

Year ended December 31, 2022	Options	Weighted average exercise price
Balance, beginning of year	807,150	$3.73
Granted	20,000	1.20
Forfeited, cancelled or expired	(188,750)	(5.77)

Balance, end of year	638,400	$3.05

Options exercisable, end of year	602,400	$2.93

Changes in the number of options outstanding during the years ended December 31, 2021 and 2020 are as follows:

Year ended December 31		2021		2020
	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance, beginning of period	1,326,958	$3.67	1,428,408	$3.67
Granted	90,000	1.10	—	—
Forfeited, cancelled or expired	(609,808)	(2.99)	(101,450)	(5.06)

Balance, end of period	807,150	$3.73	1,326,958	$3.67

Options exercisable, end of period	706,750	$3.49	1,110,958	$3.12

Schedule of contractual life of options outstanding
Options outstanding at December 31, 2022 consist of the following:

Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Options outstanding weighted average exercise price	Number exercisable
$0.30	185,000	0.35 years	$0.30	185,000
$0.31 - $1.50	80,000	3.79 years	$1.13	80,000
$1.51 - $3.00	93,400	1.99 years	$1.90	93,400
$3.01 - $5.00	180,000	1.49 years	$4.95	144,000
$5.01 - $7.30	100,000	0.08 years	$7.30	100,000

$0.30 - $7.30	638,400	1.30 years	$3.05	602,400

Schedule of fair value of the options using the Black-Scholes option pricing model
The compensation expense for the options granted during the years ended December 31, 2022, 2021 and 2020 was determined based on the fair value of the options at the date of measurement using the
Black-Scholes
option pricing model with the inputs detailed below:

Years ended December 31:	2022	2021	2020
Expected option life	4.6 years	4.6 years	n/a
Risk-free interest rate	2.63%	0.75%	n/a
Dividend yield	nil	nil	n/a
Expected volatility	73.85%	69.03%	n/a

Schedule of changes in warrants outstanding

Years ended December 31	2022		2021		2020
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price
Balance, beginning of year	—	$—	—	$—	900,000	$6.50
Expired	—		—		(900,000)	(6.50)

Balance, end of year	—	$—	—	$—	—	$—

Warrants exercisable, end of year	—	$—	—	$—	—	$—

Schedule of calculation of basic and diluted earnings per share
The following table reflects the calculation of basic and diluted earnings (loss) per share for the years ended December 31, 2022, 2021 and 2020:

Year ended December 31	2022	2021	2020
Basic net income (loss) per share	$0.133	$(0.07)	$(0.64)

Diluted income (loss) per share	$0.131	$(0.07)	$(0.64)

Schedule of basic and diluted earnings per share
The following table reflects the loss used in the basic and diluted loss per share computations for the years ended December 31, 2022, 2021 and 2020:

Year ended December 31	2022	2021	2020
Net profit (loss)	$1,365	$(727)	$(6,845)

The following table reflects the share data used in the denominator of the basic and diluted earnings (loss) per share computations for the years ended December 31, 2022, 2021 and 2020:

Year ended December 31	2022	2021	2020
Weighted average shares outstanding for basic earnings (loss) per share	10,251,313	10,251,313	10,251,313

Weighted average shares outstanding for diluted earnings (loss) per share	10,436,313	10,251,313	10,251,313

Effects of dilution from 453,400 stock options (2021 – 807,150; 2020 – 1,326,958) were excluded in the calculation of weighted average shares outstanding for diluted earnings per share for the year ended December 31, 2022 as they are anti-dilutive.